Expense Example {- Fidelity® Disciplined Equity Fund} - 10.31 Fidelity Disciplined Equity Fund K PRO-08 - Fidelity® Disciplined Equity Fund - Fidelity Disciplined Equity Fund-Class K	Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 72
3 years	224
5 years	390
10 years	$ 871